CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from continuing operations
Net loss	$ (1,496)	$ (17,897)	$ (23,192)
Net loss from discontinued operations	(795)	(8,320)	(2,270)
Net loss from continuing operations	(701)	(9,577)	(20,922)
Reconciliation of net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	15,951	17,559	18,672
Impairment of goodwill and other intangible assets			31,879
Stock-based compensation of options and RSUs related to employees and non- employees	2,427	2,268	1,934
Accrued severance pay, net	300	(38)	88
Accrued interest and exchange rate differences on restricted cash and deposits, net	858	307	(209)
Exchange rate differences on long-term loans	(416)	157	90
Capital loss from disposal of property and equipment	430	48	43
Deferred income taxes	7	(2,733)	(3,656)
Increase in trade receivables, net	(2,457)	(4,228)	(11,735)
Decrease (increase) in other assets (including short-term, long-term and deferred charges)	(20,251)	10,740	(3,293)
Decrease (increase) in inventories	(445)	(6,502)	2,025
Increase (decrease) in trade payables	2,226	(1,225)	(727)
Increase (decrease) in accrued expenses	5,401	(4,703)	250
Increase (decrease) in advances from customers held by trustees, net	14,068	(4,448)	2,897
Increase (decrease) in other current liabilities and other long-term liabilities	(33,560)	18,772	2,621
Net cash provided by (used in) operating activities	(16,162)	16,397	19,957
Cash flows used in investing activities:
Purchase of property and equipment	(12,630)	(4,063)	(3,965)
Investment in restricted cash (including long-term)	(12,788)	(25,961)	(903)
Proceeds from restricted cash (including long-term)	11,228	2,975	3,355
Investment in restricted cash held by trustees	(24,869)	(17,587)	(35,442)
Proceeds from restricted cash held by trustees	12,306	13,744	35,447
Purchase of intangible assets		(16)	(89)
Net cash used in investing activities	(26,753)	(30,908)	(1,597)
Cash flows used in financing activities:
Capital lease payments	(234)
Exercise of stock options and issuance of restricted share units	1,186	581	254
Payment of obligation related to the purchase of intangible asset	(500)	(500)
Repayment of convertible subordinated notes			(14,322)
Short-term bank credit, net	16,570	(3,518)	546
Proceeds from long-term loans			10,000
Repayment of long-term loans	(4,633)	(12,950)	(6,452)
Net cash provided by (used in) financing activities	12,389	(16,387)	(9,974)
Cash flows from discontinued operations
Net cash provided by (used in) operating activities		(5,996)	1,614
Net cash provided by investing activities		15,791	999
Net cash provided by financing activities		12,884
Net cash provided by (used in) discontinued operations		22,679	2,613
Effect of exchange rate changes on cash and cash equivalents	(172)	(325)	(262)
Increase (decrease) in cash and cash equivalents	(30,698)	(8,544)	10,737
Cash and cash equivalents at the beginning of the year	58,424	66,968	56,231
Cash and cash equivalents at the end of the year	27,726	58,424	66,968
Cash paid during the year for continuing operations:
Interest	1,681	2,154	4,135
Income taxes	1,582	730	602
Non-cash transactions:
Conversion of long-term convertible subordinated notes			52
Classification from inventories to property and equipment	2,857	3,778	2,050
Classification from property and equipment to inventories	381	691	858
Purchase of intangible assets			1,505
Capital lease	$ 1,123